Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2030 Portfolio

September 30, 2019

VIPIFF2030-QTLY-1119
1.822894.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	512,538	$17,236,641
VIP Equity-Income Portfolio Investor Class (a)	806,485	18,057,195
VIP Growth & Income Portfolio Investor Class (a)	1,020,988	20,603,539
VIP Growth Portfolio Investor Class (a)	249,381	17,631,238
VIP Mid Cap Portfolio Investor Class (a)	163,861	5,020,700
VIP Value Portfolio Investor Class (a)	907,328	13,256,069
VIP Value Strategies Portfolio Investor Class (a)	532,845	6,490,054
TOTAL DOMESTIC EQUITY FUNDS
(Cost $82,866,051)		98,295,436

International Equity Funds - 30.0%
VIP Emerging Markets Portfolio Investor Class (a)	2,289,444	26,511,762
VIP Overseas Portfolio Investor Class (a)	2,278,787	48,971,140
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $64,965,087)		75,482,902

Bond Funds - 29.9%
Fidelity Inflation-Protected Bond Index Fund (a)	1,031,017	10,506,060
Fidelity Long-Term Treasury Bond Index Fund (a)	431,666	6,418,873
VIP High Income Portfolio Investor Class (a)	911,503	5,013,269
VIP Investment Grade Bond Portfolio Investor Class (a)	3,977,096	53,054,458
TOTAL BOND FUNDS
(Cost $71,524,950)		74,992,660

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Investor Class 1.77% (a)(b)
(Cost $2,510,674)	2,510,674	2,510,674
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $221,866,762)		251,281,672
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$251,281,674

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,047,950	$4,598,822	$721,740	$26,334	$3,777	$577,251	$10,506,060
Fidelity Long-Term Treasury Bond Index Fund	12,785,537	3,755,013	12,751,830	275,895	1,881,741	748,412	6,418,873
VIP Contrafund Portfolio Investor Class	17,564,794	3,822,326	5,331,899	2,209,449	17,628	1,163,792	17,236,641
VIP Emerging Markets Portfolio Investor Class	19,368,781	6,541,495	2,709,276	--	48,495	3,262,267	26,511,762
VIP Equity-Income Portfolio Investor Class	18,429,766	3,191,431	5,567,959	1,331,696	(318,356)	2,322,313	18,057,195
VIP Government Money Market Portfolio Investor Class 1.77%	3,216,944	1,190,186	1,896,456	57,379	--	--	2,510,674
VIP Growth & Income Portfolio Investor Class	21,009,916	4,630,064	6,195,578	2,374,493	37,490	1,121,647	20,603,539
VIP Growth Portfolio Investor Class	17,953,464	2,950,635	5,665,020	1,250,665	415,574	1,976,585	17,631,238
VIP High Income Portfolio Investor Class	4,105,549	916,827	480,907	36,041	853	470,947	5,013,269
VIP Investment Grade Bond Portfolio Investor Class	32,122,841	22,115,523	4,167,049	149,568	66,211	2,916,932	53,054,458
VIP Mid Cap Portfolio Investor Class	5,097,231	1,217,059	1,452,359	600,113	(102,548)	261,317	5,020,700
VIP Overseas Portfolio Investor Class	36,039,068	12,308,754	4,240,944	1,427,202	(18,247)	4,882,509	48,971,140
VIP Value Portfolio Investor Class	13,533,236	2,179,758	4,121,598	935,584	(200,193)	1,864,866	13,256,069
VIP Value Strategies Portfolio Investor Class	6,596,221	1,299,871	2,154,568	695,225	(170,824)	919,354	6,490,054
Total	$213,871,298	$70,717,764	$57,457,183	$11,369,644	$1,661,601	$22,488,192	$251,281,672

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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